SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

17. Supplemental cash flow information

During the periods indicated the Company undertook the following significant non-cash transactions:

		For the year ended
	Note	December 31, 2024	December 31, 2023	December 31, 2022

Depreciation included in exploration and evaluation assets	9	$63,579	$65,173	$42,093
Fees paid by common shares, stock options or warrants	13	$229,947	$38,359	$231,095